Note 6 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (91,763)	$ (12,010)	$ (7,970)
Weighted average number of ordinary shares outstanding basic and diluted (in shares)	20,866,084	16,086,419	15,171,370
Net loss per share—basic and diluted (in dollars per share)	$ (4.40)	$ (0.75)	$ (0.53)